TRANSAMERICA FUNDS

Transamerica Government Money Market

(formerly, Transamerica Money Market)

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

The second paragraph in the “Performance” section of the Prospectus and Summary Prospectus is deleted and replaced to read as follows:

Absent any limitation of the fund’s expenses, total returns would be lower. Prior to May 1, 2016, the fund operated as a “prime” money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market fund. Performance shown for periods prior to May 1, 2016 reflects the fund’s former investment strategy.

* * *

The following information is added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information – Investment Manager” in the Prospectus:

Transamerica Government Money Market: Effective as of October 13, 2017, the management fee is 0.25% of the first $1 billion; 0.24% over $1 billion up to $3 billion; and 0.23% in excess of $3 billion of average daily net assets. Prior to October 13, 2017, the management fee was 0.28% of the first $1 billion; 0.27% over $1 billion up to $3 billion; and 0.26% in excess of $3 billion.

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Investors Should Retain this Supplement for Future Reference

October 13, 2017

TRANSAMERICA FUNDS

Transamerica Government Money Market

(formerly, Transamerica Money Market)

Supplement to the Currently Effective Class R, Class R4 and Class I3 Prospectus, Summary Prospectus and

Statement of Additional Information

* * *

Class R shares of Transamerica Government Money Market (the “fund”) have been renamed Class R2 shares. All references in the Class R, Class R4 and Class I3 Prospectus, Summary Prospectus and Statement of Additional Information to Class R shares of the fund are hereby changed to Class R2 shares.

Class R2, R4 and I3 shares of the fund are now available for purchase.

* * *

The information below replaces in its entirety the corresponding information found on the front cover of the Prospectus:

Fund	Class R Ticker	Class R4 Ticker	Class I3 Ticker
Transamerica Government Money Market[1]	—	TFGXX	TGTXX

[1]	Class R2: TGRXX

* * *

The table below replaces in its entirety the corresponding table found in the Prospectus and Summary Prospectus under the heading “Fees and Expenses”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R2	R4	I3
Management fees[1]	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%[2]	0.25%	None
Other expenses[3]	0.33%	0.07%	0.07%
Total annual fund operating expenses	0.83%	0.57%	0.32%
Fee waiver and/or expense reimbursement[4]	0.03%	0.07%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%	0.50%	0.30%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective October 13, 2017.
[2]	Distribution and service (12b-1) fees on Class R2 shares have been restated to reflect a reduction in such fees.
[3]	Other expenses are based on estimates for the current fiscal year.
[4]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.80% for Class R2 shares, 0.50% for Class R4 shares, and 0.30% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the previous 36 months if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

* * *

The table below replaces in its entirety the table found in the Prospectus and Summary Prospectus under the heading “Example”:

	1 year	3 years	5 years	10 years
Class R2	$82	$262	$458	$1,023
Class R4	$51	$176	$311	$707
Class I3	$31	$101	$178	$404

* * *

The first and second paragraphs in the “Performance” section of the Prospectus and Summary Prospectus are deleted and replaced to read as follows:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows the fund’s average annual total returns for different periods. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower returns. The table includes deduction of applicable sales charges.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds on October 13, 2017, and the fund is the accounting and performance survivor of the reorganizations. Transamerica Partners fund shareholders received Class R2, Class R4 or Class I3 shares of the fund in the reorganizations.

The past performance shown below is for Class A shares. Class A shares are not offered in this prospectus. Although Class R2, Class R4 and Class I3 shares would have similar annual returns as Class A shares because the classes are invested in the same portfolio of securities, the returns for Class R2, Class R4 and Class I3 shares will differ from Class A shares to the extent that the classes have different expenses. Performance information for Class R2, Class R4 and Class I3 shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower. Prior to May 1, 2016, the fund operated as a “prime” money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market fund. Performance shown for periods prior to May 1, 2016 reflects the fund’s former investment strategy.

* * *

The last sentence in the “Purchase and Sale of Fund Shares” section of the Prospectus and Summary Prospectus is deleted.

* * *

The following information is added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information – Investment Manager” in the Prospectus:

Transamerica Government Money Market: Effective as of October 13, 2017, the management fee is 0.25% of the first $1 billion; 0.24% over $1 billion up to $3 billion; and 0.23% in excess of $3 billion of average daily net assets. Prior to October 13, 2017, the management fee was 0.28% of the first $1 billion; 0.27% over $1 billion up to $3 billion; and 0.26% in excess of $3 billion.

* * *

The last paragraph in the “Shareholder Information – Fund Expenses” section of the Prospectus is deleted in its entirety and replaced to read as follows:

The “Other expenses” items in the Annual Fund Operating Expenses table for your fund include fees for custodial, legal, transfer agency, and, as applicable, sub-transfer agency services. “Other expenses” also include various other expenses applicable to each share class of your fund.

Sub-Transfer Agency Fees

Class R2 shares pay sub-transfer agency fees of $11.00 per account to financial intermediaries (including affiliates of TAM) that provide sub-transfer agency, recordkeeping and/or shareholder services with respect to shareholder accounts in lieu of the transfer agent providing such services. The other share classes offered in this prospectus do not pay sub-transfer agency fees directly, but, the transfer agent may use its available resources to pay for sub-transfer agency services for any share class, including those that pay sub-transfer agency fees directly.

* * *

The last paragraph in the “How to Contact the Funds” section of the Prospectus is deleted in its entirety and replaced to read as follows:

The following information applies to Class R, Class R2, Class R4 and Class I3 Shares.

* * *

The first paragraph in the “How to Contact the Funds – Availability” section of the Prospectus is deleted in its entirety and replaced to read as follows:

Class R shares, Class R2 shares and Class R4 shares are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased by these investors through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. A plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R and Class R2 shares in certain investment products or programs.

A financial service firm serving as an intermediary can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a plan, participants should contact their financial service firm serving as an intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee charges and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the return of investments in Class R and Class R2 shares of the funds.

Class R, Class R2 and Class R4 shares are also available to other investors, including endowment funds and foundations, any state, county or city, or its instrumentality, department, authority or agency, and accounts registered to insurance companies, trust companies and bank trust departments. Such investors may purchase shares in the fund through the transfer agent directly.

Each fund reserves the right to discontinue offering Class R, Class R2, Class R4 and Class I3 shares at any time, to liquidate or merge such share classes into another class of shares, or to cease investment operations entirely.

* * *

The first paragraph of the sub-section titled “Minimum Investment” under the heading “How to Contact the Funds – Opening an Account” in the Prospectus is deleted in its entirety and replaced to read as follows:

There is no minimum investment for Class R or Class R2 shares. The minimum initial investment for Class R4 shares is $5,000. The funds are currently waiving this minimum. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

* * *

The second paragraph in the “How to Contact the Funds – Buying Shares” section of the Prospectus is deleted in its entirety and replaced to read as follows:

Please refer to the retirement plan documents for information on how to purchase Class R, Class R2 and R4 shares of the funds and any fees that may apply.

* * *

The fifth paragraph in the “How to Contact the Funds – Selling Shares” section of the Prospectus is deleted in its entirety and replaced to read as follows:

If you own Class R, Class R2 or R4 shares, please refer to the retirement plan documents for information on how to redeem Class R, Class R2 and R4 shares of the funds.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind, under unusual circumstances, in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

* * *

The ninth bullet in the “How to Contact the Funds – Exchanging Shares” section of the Prospectus is deleted in its entirety and replaced to read as follows:

•	For Class R, R2 and R4 shares, if authorized by your plan, you can request an exchange of your shares in one fund for corresponding shares of another fund. Please refer to you plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.

* * *

The first paragraph of the sub-section titled “Converting Shares” under the heading “How to Contact the Funds – Exchanging Shares” in the Prospectus is deleted in its entirety and replaced to read as follows:

If you hold Class R, Class R2, Class R4 or Class I3 shares and are eligible for purchase of Class I shares as described in the Class I prospectus, you may be eligible to convert your shares to Class I shares of the same fund, subject to the discretion of Transamerica Fund Services, Inc. to permit or reject such a conversion. Please contact your financial adviser or Customer Service for conversion requirements and instructions. Class I shares are not available in this prospectus.

* * *

The sub-title and second paragraph in the “How to Contact the Funds – Choosing a Share Class” section of the Prospectus are deleted and replaced to read as follows:

Class R and Class R2 Shares

Class R and Class R2 shares are generally intended for purchase by smaller retirement plan clients of Transamerica Retirement Solutions, LLC. For Class R shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.50% of the average daily net assets of the fund’s Class R shares. For Class R2 shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.25% of the average daily net assets of the fund’s Class R2 shares. Class R and Class R2 shares are only offered through 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R and Class R2 shares are available only to eligible retirement plans where either Class R or Class R2 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

* * *

The sub-section titled “The Following Information Applies to Class R Shares” in the “How to Contact the Funds – Choosing a Share Class” section of the Prospectus is deleted in its entirety.

* * *

The last paragraph of the sub-section titled “Minimum Account Balance” under the heading “Features and Policies” of the Prospectus is deleted and replaced to read as follows:

While there is currently no minimum account size for maintaining a Class R or Class R2 share account, the funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

* * *

The second paragraph of the sub-section titled “Distributor” under the heading “Distribution of Shares” in the Prospectus is deleted and replaced to read as follows:

The funds may pay TCI, or its agent, fees for its services. Of the distribution and service fees it usually receives for Class R, Class R2 or Class R4 shares, TCI, or its agent, may reallow or pay to brokers or dealers who sold them 0.50%, 0.25% and 0.25%, respectively, of the average daily net assets of those shares.

* * *

The second bullet contained in the third paragraph of the sub-section titled “Distribution Plan” under the heading “Distribution of Shares” in the Prospectus is deleted and replaced to read as follows:

•	Class R2 and Class R4 Shares – Up to 0.25%

* * *

The information below replaces in its entirety the corresponding information found on the front cover of the Statement of Additional Information:

Fund	Class R Ticker	Class R4 Ticker	Class I3 Ticker
Transamerica Government Money Market[1]	—	TFGXX	TGTXX

[1]	Class R2: TGRXX

* * *

The following information revises the corresponding information found in the table contained in the “Investment Manager Compensation” sub-section under the heading “Investment Management and Other Services – The Investment Manager” in the Statement of Additional Information:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Government Money Market*	0.25% of the first $1 billion 0.24% over $1 billion up to $3 billion 0.23% in excess of $3 billion

* * *

The corresponding information in the table contained in the “Investment Management and Other Services – Expense Limitation” section of the Statement of Additional Information is replaced as follows:

Fund Name	Expense Cap Class R	Expense Cap Class R2	Expense Cap Class R4	Expense Cap Class I3	Expiration Date of Expense Cap
Transamerica Government Money Market	N/A	0.80%	0.50%	0.30%	May 1, 2018

* * *

The second and third paragraphs in the “Investment Management and Other Services – Transfer Agent” section of the Statement of Additional Information are deleted in their entirety and replaced to read as follows:

Class R2 shares pay sub-transfer agency fees to financial intermediaries (including affiliates of TAM) that provide sub-transfer agency, recordkeeping and/or shareholder services to shareholder accounts in lieu of TFS providing such services. The other share classes do not pay sub-transfer agency fees directly, but TFS may use its available resources to pay for sub-transfer agency services for any share class, including those that pay sub-transfer agency fees directly.

Each share class pays the following transfer agency fees and, as applicable, sub-transfer agency fees:

Class R, R2*
Open Account	$21.00 per account
Closed Account	$1.50 per account
Class R2 Sub-Transfer Agency Fee	$11.00 per account

Class I3, R4*
Open Account	0.75bps
Closed Account	N/A

*	Applicable out-of-pocket expenses, including, but not limited to, quarterly shareholder statements and postage, will be charged directly to the funds.

* * *

The first paragraph of the sub-section titled “Distribution Plan” under the heading “Distributor and Distribution Plan” in the Statement of Additional Information is deleted in its entirety and replaced to read as follows:

The Trust adopted a distribution plan (“12b-1 Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act applicable to Class R, Class R2 and Class R4 shares of the funds, as applicable. Class I3 shares are not subject to distribution and service fees.

* * *

The seventh paragraph of the sub-section titled “Distribution Plan” under the heading “Distributor and Distribution Plan” in the Statement of Additional Information is deleted in its entirety and replaced to read as follows:

Under the 12b-1 Distribution Plan for Class R shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.50% of the average daily net assets of the fund’s Class R shares. For Class R2 and Class R4 shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.25% of the average daily net assets of the fund’s Class R2 and Class R4 shares.

* * *

The ninth paragraph of the sub-section titled “Distribution Plan” under the heading “Distributor and Distribution Plan” in the Statement of Additional Information is deleted in its entirety and replaced to read as follows:

TCI may use the fees payable under the 12b-1 Distribution Plan as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of Class R, Class R2 or Class R4 shares, or in personal service to and/or maintenance of these shareholder accounts.

* * *

The sub-title and the first paragraph of the sub-section titled “Purchase of Shares – Class I3, Class R and Class R4” under the heading “Purchase, Redemption and Pricing of Shares” in the Statement of Additional Information are deleted and replaced to read as follows:

Class I3, Class R, Class R2 and Class R4 Shares

As stated in the prospectuses, the funds currently offer investors a choice of fifteen classes of shares: Class A, Class B, Class C, Class I, Class I2, Class I3, Class R, Class R1, Class R2, Class R4, Class R6, Class T, Class T1, Class T2 and Advisor Class shares. Not all Transamerica Funds offer all classes of shares.

* * *

The third paragraph of the sub-section titled “Purchase of Shares – Class I3, Class R and Class R4” under the heading “Purchase, Redemption and Pricing of Shares” in the Statement of Additional Information is deleted in its entirety and replaced to read as follows:

Class R and Class R2 shares are intended for purchase by participants in certain retirement plans as described in the prospectus. Class R and Class R2 shares are generally intended for purchase by smaller retirement plan clients of Transamerica Retirement Solutions, LLC. Class R and Class R2 shares are only offered through 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R and Class R2 shares are available only to eligible retirement plans where either Class R or Class R2 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

* * *

The sub-section titled “Share Conversion” under the heading “Purchase, Redemption and Pricing of Shares – Redemption of Shares” in the Statement of Additional Information is deleted in its entirety and replaced to read as follows:

Share Conversion

If you hold Class R, Class R2, Class R4 or Class I3 shares and are eligible for purchase of Class I shares (as described in the Class I prospectus), you may be eligible to convert your shares to Class I shares of the same fund, subject to the discretion of Transamerica Fund Services, Inc. to permit or reject such a conversion. Please contact your financial adviser or Customer Service for conversion requirements and instructions.

* * *

The second paragraph of the “Further Information about the Trust and the Funds – Series and Classes” section of the Statement of Additional Information is deleted in its entirety and replaced to read as follows:

The shares of beneficial interest are divided into fifteen classes: Class A, Class B, Class C, Class I, Class I2, Class I3, Class R, Class R1, Class R2, Class R4, Class R6, Class T, Class T2, Class T2 and Advisor Class. Not all funds offer all classes of shares. See a fund’s prospectus for a discussion of which classes of shares of that fund are available for purchase and who is eligible to purchase shares of each class. Class A, Class B, Class C, Class I, Class I2, Class R1, Class R6, Class T, Class T2, Class T2 and Advisor Class are discussed in a separate SAI. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; the classes are subject to differing sales charges as described in the prospectus; Class A, Class B, Class C, Class R, Class R1, Class R2, Class R4, Class T1 and Class T2 shares are subject to ongoing distribution and service fees. Advisor Class, Class I, Class I2, Class I3, Class R6 and Class T shares have no annual distribution and service fees. Each class may bear differing amounts of certain class-specific expenses, and each class has a separate exchange privilege. As of November 1, 2013, Class B shares were no longer available to new or existing investors except for exchanges and dividend and capital gains reinvestment. Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares. On November 30, 2009, all shares previously designated as Class I shares were re-designated as Class I2 shares. On February 10, 2012, all shares previously designated as Class P shares were converted into Class I shares. Class R1 shares are not currently offered. On October 13, 2017, Class R shares of Transamerica Government Money Market were renamed Class R2 shares.

* * *

The last sentence in the “Dividends and Other Distributions” section of the Statement of Additional Information is deleted in its entirety and replaced to read as follows:

The per share income dividends on Class R shares of a fund are anticipated to be lower than the per share income dividends on Class I3, Class R2 and Class R4 shares of that fund as a result of higher distribution and service fees applicable to Class R shares.

* * *

Investors Should Retain this Supplement for Future Reference

October 13, 2017

TRANSAMERICA FUNDS

Transamerica Government Money Market

(formerly, Transamerica Money Market)

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The second paragraph in the “Performance” section of the Prospectus and Summary Prospectus is deleted and replaced to read as follows:

Absent any limitation of the fund’s expenses, total returns would be lower. Prior to May 1, 2016, the fund operated as a “prime” money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market fund. Performance shown for periods prior to May 1, 2016 reflects the fund’s former investment strategy.

* * *

The following information is added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information – Investment Manager” in the Prospectus:

Transamerica Government Money Market: Effective as of October 13, 2017, the management fee is 0.25% of the first $1 billion; 0.24% over $1 billion up to $3 billion; and 0.23% in excess of $3 billion of average daily net assets. Prior to October 13, 2017, the management fee was 0.28% of the first $1 billion; 0.27% over $1 billion up to $3 billion; and 0.26% in excess of $3 billion.

* * *

Investors Should Retain this Supplement for Future Reference

October 13, 2017